Segment Reporting (Narrative) (Details)	3 Months Ended									12 Months Ended
	Mar. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of reportable business segments | segment	2									2	2
Rental revenue	$ 46,467,000	$ 46,569,000	$ 45,518,000	$ 43,950,000	$ 41,294,000	$ 37,266,000	$ 36,205,000	$ 27,602,000	$ 24,022,000	$ 177,332,000	$ 125,095,000	$ 56,431,000
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Rental revenue	$ 0				$ 0					$ 0	$ 0	$ 0